Expense Example - Harbor Robeco International Conservative Equities Fund	Retirement Class One Year	Retirement Class Three Years	Retirement Class Five Years	Retirement Class Ten Years	Institutional Class One Year	Institutional Class Three Years	Institutional Class Five Years	Institutional Class Ten Years	Administrative Class One Year	Administrative Class Three Years	Administrative Class Five Years	Administrative Class Ten Years	Investor Class One Year	Investor Class Three Years	Investor Class Five Years	Investor Class Ten Years
USD ($)	46	824	1,622	3,713	54	848	1,661	3,785	80	922	1,781	4,005	91	954	1,833	4,100